Stock-based Compensation Plans - Stock Options Narrative (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (shares)	2.3	2.9
Stock options weighted average exercise price (CAD per share)	$ 47.72	$ 47.20
Options vested, number of options (shares)	1.5	1.4
Options vested, weighted average exercise price (CAD per share)	$ 44.86	$ 42.76
Options exercised (shares)	1.0	1.0
Proceeds from stock options exercised	$ 26	$ 32
Stock options, intrinsic value	$ 9	$ 11
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after death or retirement	3 years
Award vesting period	4 years